Business Segments (Reconciliation of Operating Profit (Loss) from Segments to Condensed Consolidated Statements of Income) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating profit:	¥ 1,274,800	¥ 1,294,500
Foreign exchange gains—net	(10,356)	202,840
Trading account gains (losses)—net	(263,017)	537,284
Equity investment securities gains (losses)—net	20,281	(97,385)
Equity in earnings of equity method investees—net	390,670	316,339
Impairment of goodwill	(37,703)	0
Reversal of off-balance sheet credit instruments	25,775	1,342
Income before income tax expense	1,684,934	1,344,077
Fixed assets	1,409,500	1,365,200
Segment Reporting, Reconciling Item, Excluding Corporate Nonsegment
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Operating profit:	1,275,000	1,295,000
Provision for credit losses	(32,000)	(129,000)
Foreign exchange gains—net	120,000	173,000
Trading account gains (losses)—net	(412,000)	425,000
Equity investment securities gains (losses)—net	503,000	(493,000)
Debt investment securities losses—net	(86,000)	(13,000)
Equity in earnings of equity method investees—net	391,000	316,000
Impairment of goodwill	(38,000)	0
Reversal of off-balance sheet credit instruments	26,000	1,000
Other—net	(62,000)	(231,000)
Income before income tax expense	1,685,000	1,344,000
Fixed assets	3,051,000	2,959,000
U.S. GAAP adjustments and other	1,641,000	1,594,000
Segment Reporting, Reconciling Item, Excluding Corporate Nonsegment | Japanese Gaap
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Fixed assets	¥ 1,410,000	¥ 1,365,000